Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes

Loss before income taxes consists of:

	Year ended December 31,
	2016	2017	2018
	$	$	$
Cayman	2,454,660	3,886,673	1,218,542
BVI	—	8,375	1,873
PRC	26,111,094	40,971,742	127,711,113
HK	8,010,908	6,240,462	7,777,758
US	—	—	2,350,761
AUST	935,550	(723,076)	14,848
	37,512,212	50,384,176	139,074,895

Schedule of Reconciliations of PRC Statutory Income Tax Rate and Group's Effective Income Tax Rate

Reconciliations of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2016, 2017 and 2018 are as follows:

	Year ended December 31,
	2016	2017	2018
	$	$	$
Statutory income tax rate	25%	25%	25%
Share-based compensations	(2.92%)	(3.27%)	(1.93%)
Non-deductible expenses	(1.59%)	(0.79%)	(0.38%)
Prior year tax filing adjustment	—	—	1.55%
Effect of different tax rate of subsidiary operation in other jurisdictions	(3.33%)	(3.06%)	(0.76%)
Changes in valuation allowance	(17.16%)	(17.88%)	(23.48%)
Effective income tax rate	—	—	—

Schedule of Components of Deferred Tax Assets and Liabilities

The principal components of the deferred tax assets and liabilities are as follows:

	Year ended December 31,
	2016	2017	2018
	$	$	$
Deferred tax assets:
Depreciation of property and equipment, net	3,892	5,964	14,827
Government grants	166,336	187,762	186,811
Net operating loss forwards	8,086,361	17,075,387	49,726,611
Less: valuation allowance	(8,256,589)	(17,269,113)	(49,928,249)
Deferred tax assets, net	—	—	—

Schedule of Movement of Valuation Allowance

Movement of the valuation allowance is as follows:

	2017	2018
	$	$
Balance as of January 1,	(8,256,589)	(17,269,113)
Additions	(9,012,524)	(32,659,136)
Balance as of December 31,	(17,269,113)	(49,928,249)